COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.0%
APARTMENT	5.8%
Equity Residential		882,768	$57,141,573
Essex Property Trust, Inc.		947,194	253,525,946
UDR, Inc.		4,280,329	159,485,058

			470,152,577

DATA CENTERS	11.1%
Digital Realty Trust, Inc.		3,717,865	642,744,501
Equinix, Inc.		326,955	256,084,234

			898,828,735

FREE STANDING	3.3%
Agree Realty Corp.		1,956,154	138,965,180
Realty Income Corp.		2,092,421	127,198,273

			266,163,453

GAMING	1.1%
VICI Properties, Inc., Class A		2,753,500	89,791,635

HEALTH CARE	17.0%
CareTrust REIT, Inc.		3,156,239	109,458,369
Healthcare Realty Trust, Inc., Class A		8,971,281	161,752,196
Omega Healthcare Investors, Inc.		2,883,104	121,724,651
PACS Group, Inc.(a)		1,345,527	18,474,086
Welltower, Inc.		5,381,668	958,690,337

			1,370,099,639

HOTEL	4.5%
Boyd Gaming Corp.		598,041	51,700,645
Caesars Entertainment, Inc.(a)		3,348,697	90,498,536
Host Hotels & Resorts, Inc.		13,154,028	223,881,557

			366,080,738

INDUSTRIALS	6.7%
Americold Realty Trust, Inc.		2,279,592	27,902,206
Lineage, Inc.(b)		409,584	15,826,317
Prologis, Inc.		4,360,706	499,388,051

			543,116,574

MANUFACTURED HOME	3.6%
Equity LifeStyle Properties, Inc.		1,004,153	60,952,087
Sun Communities, Inc.		1,762,681	227,385,849

			288,337,936

OFFICE	4.5%
BXP, Inc.		2,089,614	155,341,905
Highwoods Properties, Inc.		3,633,587	115,620,738
Hudson Pacific Properties, Inc.(a)		7,709,029	21,276,920
Kilroy Realty Corp.		1,774,964	74,992,229

			367,231,792

REGIONAL MALL	3.2%
Simon Property Group, Inc.		1,364,386	256,054,321

		Shares	Value
SELF STORAGE	6.0%
Extra Space Storage, Inc.		2,245,129	$316,428,482
Public Storage		568,165	164,114,460

			480,542,942

SHOPPING CENTER	2.9%
Kimco Realty Corp.		7,371,818	161,074,223
Kite Realty Group Trust		3,413,609	76,123,481

			237,197,704

SINGLE FAMILY HOMES	4.9%
American Homes 4 Rent, Class A		3,636,343	120,908,405
Invitation Homes, Inc.		9,387,929	275,347,957

			396,256,362

SPECIALTY	4.3%
Iron Mountain, Inc.		2,621,362	267,221,642
Lamar Advertising Co., Class A		307,805	37,681,488
Outfront Media, Inc.		2,185,847	40,044,717

			344,947,847

TELECOMMUNICATIONS	16.6%
American Tower Corp.		3,009,563	578,799,156
Crown Castle, Inc.		6,153,455	593,746,873
SBA Communications Corp., Class A		881,784	170,492,937

			1,343,038,966

TIMBERLAND	2.5%
Weyerhaeuser Co.		8,022,132	198,868,652

TOTAL COMMON STOCK (Identified cost—$6,600,150,645)			7,916,709,873

WARRANTS—REAL ESTATE	0.5%
OFFICE
Hudson Pacific Properties, Inc., exercise price $0.01(a)		13,549,269	37,260,490

TOTAL WARRANTS (Identified cost—$30,079,377)			37,260,490

SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(c)		54,144,737	54,144,737
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(c)		54,144,000	$54,144,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$108,288,737)			108,288,737

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,738,518,759)	99.8%		8,062,259,100
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		14,756,072

NET ASSETS	100.0%		$8,077,015,172

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$7,916,709,873	$—	$—	$7,916,709,873
Warrants—Real Estate	—	37,260,490	—	37,260,490
Short-Term Investments	—	108,288,737	—	108,288,737

Total Investments in Securities(d)	$7,916,709,873	$145,549,227	$—	$8,062,259,100

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Restricted security. Aggregate holdings equal 0.2% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $27,049,198.
(c)	Rate quoted represents the annualized seven–day yield.
(d)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.

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